Per Share Data (Tables)	6 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Reconciliation of Differences Between Basic and Diluted Earnings Per Share (EPS)
During the six months ended September 30, 2023 and 2024, there was no stock compensation which was antidilutive.

	Millions of yen
	Six months ended September 30, 2023	Six months ended September 30, 2024
Net Income attributable to ORIX Corporation shareholders	¥128,100	¥182,946
Adjustment to Net Income	0	(12)

Net income used to calculate basic earnings per share	128,100	182,934

Adjustment to Net Income	0	12

Net income used to calculate diluted earnings per share	¥128,100	¥182,946

	Thousands of Shares
	Six months ended September 30, 2023	Six months ended September 30, 2024
Weighted-average shares	1,165,400	1,147,474
Effect of dilutive securities —
Stock compensation	1,708	2,074

Weighted-average shares for diluted EPS computation	1,167,108	1,149,548

	Yen
	Six months ended September 30, 2023	Six months ended September 30, 2024
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥109.92	¥159.42
Diluted	109.76	159.15

Note:
The Company’s shares held through the Board Incentive Plan Trust are included in the number of treasury stock to be deducted in calculation of the weighted-average shares for EPS computation. (2,800,866 and 2,932,447 shares for the six months ended September 30, 2023 and 2024)